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September 23, 2020	Cody J. Vitello Shareholder +1 312 609 7816 cvitello@vedderprice.com

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Quality Municipal Income Fund (the “Registrant”) File No. 811-09297

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of common shares of the Registrant in connection with the reorganization of Nuveen Maryland Quality Municipal Income Fund (“NUM”) into the Registrant (the “Reorganization”). The Reorganization is part of a series of reorganizations or mergers of state municipal funds into national municipal funds that have been filed. The transaction structure for the Reorganization and Registration Statement are substantially similar to a number of such precedent reorganizations of Nuveen closed-end funds with outstanding preferred shares.1

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (312) 609-7816 or Deborah Bielicke Eades at (312) 609-7661.

Sincerely, /s/ Cody J. Vitello Cody J. Vitello Shareholder

cc:	Deborah Bielicke Eades, Shareholder, Vedder Price P.C.

[1]

See, e.g., Nuveen AMT-Free Quality Municipal Income Fund’s (“NEA”) Registration Statement on Form N-14 filed on September 11, 2020 relating to the reorganization of Nuveen Michigan Quality Municipal Income Fund into NEA (file no. 333-248721); the Registrant’s Registration Statement on Form N-14 filed on July 17, 2019 relating to the reorganization of Nuveen Texas Quality Municipal Income Fund into the Registrant (file no. 333-232031); NEA’s Registration Statement on Form N-14 filed on July 17, 2019 relating to the reorganization of Nuveen North Carolina Quality Municipal Income Fund into NAD (file no. 333-232029); and the Registration Statement on Form N-14 filed on July 17, 2019 by Nuveen AMT-Free Municipal Credit Income Fund (“NVG”) relating to the reorganization of Nuveen Connecticut Quality Municipal Income Fund into NVG (file no. 333-232098); among other Registration Statements filed in connection with the series of state municipal fund reorganizations.

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